Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity
Schedule of common stock outstanding

	Shares	%
Converted pre-combination Velodyne common stock outstanding, net of shares repurchased as part of the tender offer	101,849,247	53.7%
Converted pre-combination Velodyne preferred stock outstanding	24,772,759	13.1%
Public stockholders	53,489,070	28.1%
Graf Founder shares	2,575,000	1.4%
PIPE shares	200,000	0.1%
Common shares issued under employee stock award plans	6,798,504	3.6%
Total common stock issued and outstanding as of March 31, 2021	189,684,580	100.0%

	Shares	%
Converted pre-combination Velodyne common stock outstanding, net of shares repurchased as part of the tender offer	101,849,247	57.9%
Converted pre-combination Velodyne preferred stock outstanding	24,772,759	14.1%
Public stockholders	44,260,188	25.1%
Graf Founder shares	2,575,000	1.5%
PIPE shares	2,455,000	1.4%
Total common stock issued and outstanding as of December 31, 2020	175,912,194	100.0%

Schedule of common stock issuance related to the warrant exercises

	March 31, 2021	December 31, 2020
Warrants outstanding upon Closing	24,876,512	24,876,512
Warrants exercised to date	18,897,070	9,598,538
Warrants outstanding	5,979,442	15,277,974

Aggregated common shares issuable upon exercise of warrants	18,657,384	18,657,384
Common shares issued upon exercise of warrants	14,172,780	7,198,898
Remaining common shares issuable upon exercise of warrants	4,484,604	11,458,486